INCOME TAXES (Details)	12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2013 Minimum CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC 2014 USD ($)	Dec. 31, 2013 PRC 2016 USD ($)	Dec. 31, 2013 PRC 2017 USD ($)	Dec. 31, 2013 PRC 2018 USD ($)	Dec. 31, 2013 Overseas Minimum	Dec. 31, 2013 Overseas Maximum	Dec. 31, 2013 US 2032 to 2033 USD ($)	Dec. 31, 2013 ReneSola Jiangsu	Dec. 31, 2013 Sichuan ReneSola	Dec. 31, 2013 ReneSola Zhejiang	Dec. 31, 2013 Zhejiang ReneSola PV Materials	Dec. 31, 2013 Sichuan Ruiyu	Dec. 31, 2013 Sichuan Ruixin	Dec. 31, 2013 Energy-Saving Technology	Dec. 31, 2013 Sichuan SiLiDe	Dec. 31, 2013 Qinghai Yuhui	Dec. 31, 2013 Sichuan OuRuida	Dec. 31, 2013 Beijing Xuyuan	Dec. 31, 2013 Carbon Fiber	Dec. 31, 2013 Tekesi	Dec. 31, 2013 Zhejiang Academe	Dec. 31, 2013 Suibin	Dec. 31, 2013 Keping
Income (loss) before income tax
PRC	$ (244,731,725)	$ (205,940,795)	$ (13,323,000)
Other jurisdictions	(16,910,484)	(15,268,847)	8,802,696
Loss before income tax, noncontrolling interests	(261,642,209)	(221,209,642)	(4,520,304)
Current tax benefit (expense)
PRC	(36,084)	1,191,416	(6,860,939)
Other jurisdictions	(2,850,524)	(102,728)	(3,046,111)
Subtotal	(2,886,608)	1,088,688	(9,907,050)
Deferred tax benefit (expense)
PRC	3,119,511	(22,884,154)	17,505,652
Other jurisdictions	2,489,812	442,976	(2,747,123)
Subtotal	5,609,323	(22,441,178)	14,758,529
Total income tax benefit (expense)	2,722,715	(21,352,490)	4,851,479
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%								10.00%	35.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Reduced income tax rate for high-new-technology (as a percent)	15.00%													15.00%	15.00%	15.00%
Period for applicability of reduced income tax rate for high-new-technology enterprises														3 years	3 years	3 years
Percentage of super deduction for research and development in addition to actual expenses deduction						50.00%
Tax holiday period of enterprise income tax law	6 years
Full exemption tax holiday period of enterprise income tax law	3 years
Percentage of tax exemption	50.00%
Half exemption tax holiday period of enterprise income tax law	3 years
Period for full tax exemption																						3 years		3 years		3 years		3 years	3 years
Period for half tax exemption																						3 years		3 years		3 years		3 years	3 years
Reconciliation of liabilities for unrecognized tax benefits
Unrecognized tax benefit-Opening balance	205,302	205,302	1,645,182
Release of tax liability	0	0	(1,439,880)
Unrecognized tax benefit-Closing balance	205,302	205,302	205,302
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period				16,266	100,000
Period of statute of limitations in case of transfer pricing adjustment	10 years
Deferred tax assets:
Property, plant and equipment	1,432,778	525,977
Inventories provision	691,170	827,976
Tax losses	84,321,238	67,737,958
Contingent liabilities	5,969,728	3,372,695
Derivative liabilities	26,462	60,471
Bad debts provision	1,190,463	657,607
Deferred subsidies	8,414,300	4,574,715
Impairment for long-lived assets	51,242,022	1,629,756
Others	1,113,886	289,614
Total gross deferred tax assets	154,402,047	79,676,769
Valuation allowance on deferred tax assets	(134,888,129)	(64,373,317)
Net deferred tax assets	19,513,918	15,303,452
Analysis as
Current	5,272,284	1,773,471
Non-current	14,241,634	13,529,981
Net deferred tax assets	19,513,918	15,303,452
Deferred tax liabilities:
Property, plant and equipment	201,239	297,922
Prepaid land use right	318,548	316,658
Derivative assets	116,905	72,447
Others		39,944
Total deferred tax liabilities	636,692	726,971
Analysis as:
Current	53,984	112,391
Non-current	582,708	614,580
Total deferred tax liabilities	636,692	726,971
Net operating loss carryforwards						336,371,862	24,757,217	32,009,954	217,985,844	61,618,847			7,257,620
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%								10.00%	35.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of timing difference reversed in the year with different rate	3.10%	(5.70%)	129.70%
Tax holiday	0.30%	0.30%
Valuation allowance (as a percent)	(26.80%)	(28.70%)
Expiration of tax credit (as a percent)			(17.30%)
Effect of different tax rate of subsidiaries (as a percent)	(0.90%)	(1.70%)	1.60%
Non-deductible expense (as a percent)	(1.70%)	0.80%	(131.10%)
R&D super deduction (as a percent)	1.40%	1.80%	67.50%
Reversal of uncertain tax position (as a percent)			31.00%
Goodwill impairment		(1.10%)
Others (as a percent)	0.60%	(0.40%)	0.90%
Effective income tax rate (as a percent)	1.00%	(9.70%)	107.30%
Aggregate amount and per share effect of the Tax Holiday
Aggregate	8,943,517	(12,231,260)	5,006,341
Per share effect -basic (in dollar per share)	$ 0.05	$ (0.07)	$ 0.03
Per share effect-diluted (in dollar per share)	$ 0.05	$ (0.07)	$ 0.03
Deferred taxes recorded on undistributed earnings	0
Temporary difference for which no deferred tax liability recognized	$ 52,300,000	$ 30,800,000